Statements of Operations (Parentheticals) - $ / shares	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Class A Common Stock
Weighted average shares outstanding, diluted (in Shares)	3,803,176	17,893,462	3,949,868	17,893,462	15,737,185	12,860,378
Diluted net income per share (in Dollars per share)	$ (0.18)	$ 0.11	$ (0.17)	$ 0.32	$ 0.36	$ 0.37
Class B Common Stock
Weighted average shares outstanding, diluted (in Shares)	2,371,823	4,500,528	3,346,509	4,500,528	4,500,528	4,534,875
Diluted net income per share (in Dollars per share)	$ (0.18)	$ 0.11	$ (0.17)	$ 0.32	$ 0.36	$ 0.37